UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549 OMB Number: 3235-2456

                                   FORM 24F-2
                       Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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 Read instructions at end of Form before preparing Form. Please print or type.

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  1. Name and address of issuer:

                              Unified Series Trust
                              431 N. Pennsylvania Street
                              Indianapolis, IN 46204


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  2.         The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):
                                                              ----------

                                                              ----------




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  3. Investment Company Act File Number:                          811-21237


            Securities Act File Number:                           333-100654


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4(a). Last day of fiscal year for which this Form is filed:
                                                            November 30, 2003


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4(b).             Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).             Check box if this is the last time the issuer will be filing this Form.



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       Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


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  5. Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the
                  fiscal year pursuant to section 24(f):
                                                          $           3,235,898
                                                            -------------------

       (ii) Aggregate price of securities redeemed or
                  repurchased during the fiscal year:
                                                           $          2,086,062
                                                            -------------------

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                           $          3,862,783
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       (iv)       Total available redemption credits [add Items 5(ii) and
                  5(iii)]:
                                                           $          5,948,845
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       (v) Net sales - if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:
                                                            $                 0
                                                            -------------------

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       (vi) Redemption credits available for use in future years
                                                            $(       2,712,947)
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             - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:

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       (vii)Multiplier for determining registration fee (See
            Instruction C.9):
                                                           X           0.01267%
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       (viiiRegistration fee due [multiply Item 5(v) by Item
            5(vii)]  (enter "0" if no fee is due):
                                                        =  $               0.00
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  6.   Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:___ pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______

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  7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           +$                 0
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 8. Total of the amount of the registration fee due plus any interest due [line
5(viii) plus line 7]:

                                                           =$              0.00
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  9.   Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository: January 20, 2004

            Method of Delivery:

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                               Wire Transfer
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                               Mail or other means
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                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By (Signature and Title)*    /s/ Carol J. Highsmith
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                                    Carol J. Highsmith, Secretary
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       Date         2/12/04
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  * Please print the name and title of the signing officer below the signature.